Shareholders' Equity (Details Narrative) (10-K) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Jun. 30, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2013
Sale of stock common, shares			346,000
Common stock at purchase price per share			$ 4.50
Proceeds from offering expenses			$ 1,375						$ 1,375
Stock-based compensation				$ 43	$ 50	$ 82	$ 109	$ 206	$ 443
Weighted average grant-date fair value per share price								$ 2.49	$ 3.90
Unamortized compensation expense								$ 8
Unamortized compensation expense remaining service period								10 months 25 days
Equity ownership, percentage								51.00%
Restricted stock units vested and settled								38,000	13,000
Common stock issued, withholding taxes								26,000	9,000
Preferred stock series A, shares authorized				156,000		156,000		156,000	156,000
Preferred stock series A, shares issued				156,000		156,000		156,000	156,000
Preferred stock series A, shares outstanding				156,000		156,000		156,000	156,000
Number of shares converted
Restricted Stock Units (RSUs) [Member]
Weighted average grant-date fair value per share price								$ 3.35	$ 5.13
Restricted stock units awarded								77,000	74,000
Restricted Stock Units [Member]
Weighted average grant-date fair value per share price								$ 3.35	$ 5.13
Restricted stock units awarded				20,000		172,000	47,000	30,000
Restricted Stock Units [Member] | Six Month Anniversary [Member]
Number of restricted stock vesting, percentage								16.67%
Restricted Stock Units [Member] | Former Chief Executive Officer [Member]
Accelerate restricted stock units outstanding	5,000	5,000						10,000
Warrants [Member]
Warrants issued to purchase number of common stock										72,000
Fair value of the warrants										$ 1,379
Warrants [Member] | Risk Free Interest Rate [Member]
Fair value assumptions, measurement input, percentages										1.06%
Warrants [Member] | Dividend Yield [Member]
Fair value assumptions, measurement input, percentages										0.00%
Warrants [Member] | Expected Volatility [Member]
Fair value assumptions, measurement input, percentages										80.25%
Warrants [Member] | Expected Term [Member]
Fair value assumptions, measurement input, term										5 years
Series A Cumulative Convertible Preferred Stock [Member]
Preferred stock series A, shares authorized								156,000	156,000
Preferred stock series A, shares issued								156,000	156,000
Preferred stock series A, shares outstanding								156,000	156,000
Share price								$ 0.10
Payment of dividend								$ 16	$ 16
Preferred Stock, Liquidation Preference Per Share								$ 1.00
Debt instrument, conversion price								$ 13.439
Number of shares converted								12,000
2019 Performance Incentive Plan [Member]
Stock option granted terms description						Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.		Stock options granted under the 2019 Plan may either be incentive stock options or nonqualified stock options, have a term of up to ten years, and are exercisable at a price per share not less than the fair market value on the date of grant.
2019 Performance Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Stock option to purchase common stock						114,000		30,000
2019 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock						2,000		2,000
2019 Performance Incentive Plan [Member] | Maximum [Member]
Number of option available for grants				240,000		240,000		240,000
2010 Performance Incentive Plan [Member] | Common Stock [Member]
Stock option to purchase common stock						26,000		55,000
2010 Performance Incentive Plan [Member] | Restricted Stock Units [Member]
Stock option to purchase common stock						15,000		27,000
2014 Inducement Plan [Member] | New Employee [Member]
Share-based awards, expiration date								Sep. 30, 2024
2014 Inducement Plan [Member] | Common Stock [Member]
Stock option to purchase common stock								85,000
2014 Inducement Plan [Member] | Maximum [Member] | New Employee [Member]
Number of option available for grants								85,000